Subsequent Events (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended
	Jul. 17, 2020	Jul. 16, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jul. 15, 2020	Jun. 11, 2018
Subsequent Events [Abstract]
Proceeds from drawdown				$ 0	$ 1,127
Settlement amount				$ 7,891	$ 8,605
Wilmington Trust Loan Facility
Subsequent Events [Abstract]
Borrowing capacity							$ 24,500
HCOB Facility [Member] | Forecast [Member]
Subsequent Events [Abstract]
Gain on debt refinancing, gross of deferred financing fees			$ 5,556
Subsequent Event [Member] | New Entrust Loan Facility [Member]
Subsequent Events [Abstract]
Face amount						$ 22,500
Proceeds from drawdown		$ 22,500
Subsequent Event [Member] | HCOB Facility [Member]
Subsequent Events [Abstract]
Settlement amount	$ 23,500